Interest expense and other financial income and expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense [abstract]
Interest expense	$ (758)	$ (709)	$ (669)
Income/expense arising from discounting long-term liabilities	(19)	2	14
Interest expense	$ (777)	$ (707)	$ (655)